Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000170217 | Alphabet8957765
Holdings [Line Items]
Percent of Total Investments	5.50%
C000170217 | Apple8957768
Holdings [Line Items]
Percent of Total Investments	4.00%
C000170217 | Amazon.com8957766
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170217 | Uber Technologies8957829
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170217 | Sea8957763
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170217 | Walt Disney8957835
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170217 | Carvana8957780
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | Meta Platforms8957809
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170217 | Netflix8957812
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | NIKE8957813
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170217 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170217 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170217 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170217 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170217 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000170217 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000170217 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000170216 | UCB8957729
Holdings [Line Items]
Percent of Total Investments	4.10%
C000170216 | Welltower8957725
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170216 | Eli Lilly8957696
Holdings [Line Items]
Percent of Total Investments	3.50%
C000170216 | AstraZeneca PLC8957760
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170216 | Regeneron Pharmaceuticals8957718
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170216 | Johnson & Johnson8957706
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | Merck8957711
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | AbbVie8957682
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Edwards Lifesciences8957695
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Medtronic PLC8957710
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170216 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000170216 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170216 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170216 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170216 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170216 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170216 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170216 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170216 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170216 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170216 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000171851 | SoFi Technologies8958039
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171851 | Coinbase Global8958009
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171851 | Intuit8958020
Holdings [Line Items]
Percent of Total Investments	5.70%
C000171851 | Fidelity National Information Services8958013
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171851 | PayPal Holdings8958033
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171851 | Adyen8957997
Holdings [Line Items]
Percent of Total Investments	4.70%
C000171851 | Block8958005
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171851 | Affirm Holdings8958001
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171851 | SS&C Technologies Holdings8958040
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171851 | Guidewire Software8958017
Holdings [Line Items]
Percent of Total Investments	3.90%
C000171851 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171851 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171851 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171851 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171851 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171851 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000171851 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171851 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171851 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171852 | STMicroelectronics8958094
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171852 | Garmin8958060
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171852 | Skyworks Solutions8958084
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171852 | Samsara8958080
Holdings [Line Items]
Percent of Total Investments	4.70%
C000171852 | Rambus8958077
Holdings [Line Items]
Percent of Total Investments	4.70%
C000171852 | Dexcom8958057
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171852 | Lattice Semiconductor8958070
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171852 | Advantech8958101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171852 | ADT8958047
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171852 | Johnson Controls International8958069
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171852 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171852 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171852 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000171852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171852 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171852 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171852 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171852 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171853 | NVIDIA8958147
Holdings [Line Items]
Percent of Total Investments	11.00%
C000171853 | ABB8958107
Holdings [Line Items]
Percent of Total Investments	9.00%
C000171853 | FANUC8958120
Holdings [Line Items]
Percent of Total Investments	7.60%
C000171853 | Intuitive Surgical8958144
Holdings [Line Items]
Percent of Total Investments	7.30%
C000171853 | Keyence8958122
Holdings [Line Items]
Percent of Total Investments	5.70%
C000171853 | Daifuku8958119
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171853 | SMC8958126
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171853 | Pegasystems8958149
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171853 | Symbotic8958154
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171853 | Dynatrace8958142
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171853 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171853 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171853 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171853 | China
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000171853 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000171853 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171853 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178804 | Howmet Aerospace8958200
Holdings [Line Items]
Percent of Total Investments	4.40%
C000178804 | Quanta Services8958225
Holdings [Line Items]
Percent of Total Investments	3.60%
C000178804 | Parker-Hannifin8958220
Holdings [Line Items]
Percent of Total Investments	3.50%
C000178804 | CRH PLC8958179
Holdings [Line Items]
Percent of Total Investments	3.30%
C000178804 | Sempra8958233
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Norfolk Southern8958217
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Fastenal8958192
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Trane Technologies PLC8958241
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | CSX8958181
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Rockwell Automation8958230
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000178804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178804 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178804 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000198888 | Alphabet8958474
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198888 | Bloom Energy8958480
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198888 | Tesla8958507
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198888 | Intel8958491
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198888 | NVIDIA8958498
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198888 | Microsoft8958495
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198888 | Toyota Motor8958535
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198888 | QUALCOMM8958502
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198888 | PLS Group8958512
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198888 | Ganfeng Lithium Group8958520
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198888 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000198888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198888 | China
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000198888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198888 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000198888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198888 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198888 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198888 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198548 | Alphabet8958578
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198548 | Broadcom8958583
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198548 | Samsung Electronics8958562
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198548 | Advanced Micro Devices8958577
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198548 | Apple8958581
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198548 | Tesla8958623
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198548 | Alibaba Group Holding8958568
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198548 | Taiwan Semiconductor Manufacturing8958573
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198548 | Cisco Systems8958587
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198548 | Tencent Holdings8958553
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198548 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198548 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198548 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198548 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198548 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198548 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198548 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198548 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000198548 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198548 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198548 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198548 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203266 | Guardant Health8959182
Holdings [Line Items]
Percent of Total Investments	5.60%
C000203266 | Illumina8959183
Holdings [Line Items]
Percent of Total Investments	5.20%
C000203266 | Arrowhead Pharmaceuticals8959167
Holdings [Line Items]
Percent of Total Investments	4.90%
C000203266 | Natera8959189
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203266 | BioMarin Pharmaceutical8959171
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203266 | Moderna8959187
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Bio-Techne8959170
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203266 | Vertex Pharmaceuticals8959206
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203266 | Avidity Biosciences8959168
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203266 | QIAGEN8959194
Holdings [Line Items]
Percent of Total Investments	3.80%
C000203266 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000203266 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203266 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000203266 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203266 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203266 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000203266 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210838 | Akamai Technologies8959221
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210838 | Dropbox8959235
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210838 | Workiva8959284
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210838 | Zoom Video Communications8959288
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210838 | Twilio8959277
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210838 | Shopify8959271
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210838 | Paycom Software8959256
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210838 | Salesforce8959265
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Workday8959282
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Qualys8959263
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210838 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210838 | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210838 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210838 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000210838 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214985 | Fortinet8959303
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214985 | Crowdstrike Holdings8959299
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214985 | Check Point Software Technologies8959298
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214985 | Akamai Technologies8959293
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214985 | CyberArk Software8959301
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214985 | Palo Alto Networks8959309
Holdings [Line Items]
Percent of Total Investments	5.60%
C000214985 | Zscaler8959328
Holdings [Line Items]
Percent of Total Investments	5.00%
C000214985 | Gen Digital8959304
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214985 | SentinelOne8959321
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214985 | Trend Micro8959337
Holdings [Line Items]
Percent of Total Investments	4.60%
C000214985 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214985 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214985 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214985 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214985 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214985 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.90%
C000214985 | Israel
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214548 | Global X Lithium & Battery Tech ETF8959302
Holdings [Line Items]
Percent of Total Investments	22.40%
C000214548 | Global X E-commerce ETF8959297
Holdings [Line Items]
Percent of Total Investments	21.30%
C000214548 | Global X Artificial Intelligence & Technology ETF8959292
Holdings [Line Items]
Percent of Total Investments	20.80%
C000214548 | Global X Hydrogen ETF8959300
Holdings [Line Items]
Percent of Total Investments	18.50%
C000214548 | Global X Blockchain ETF8959295
Holdings [Line Items]
Percent of Total Investments	17.00%
C000214548 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214548 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000214539 | Electronic Arts8959212
Holdings [Line Items]
Percent of Total Investments	8.30%
C000214539 | Konami Group8959249
Holdings [Line Items]
Percent of Total Investments	6.80%
C000214539 | Take-Two Interactive Software8959218
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214539 | NetEase8959289
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214539 | Nintendo8959253
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214539 | Nexon8959252
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214539 | Unity Software8959222
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214539 | Bilibili8959283
Holdings [Line Items]
Percent of Total Investments	5.00%
C000214539 | ROBLOX8959217
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214539 | CD Projekt8959274
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214539 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214539 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214539 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000214539 | China
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000214539 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000214539 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000214539 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214539 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214539 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220776 | TransMedics Group8959430
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220776 | Dexcom8959385
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220776 | GE HealthCare Technologies8959389
Holdings [Line Items]
Percent of Total Investments	4.20%
C000220776 | IQVIA Holdings8959400
Holdings [Line Items]
Percent of Total Investments	4.20%
C000220776 | Tempus AI8959429
Holdings [Line Items]
Percent of Total Investments	4.20%
C000220776 | iRhythm Technologies8959402
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Pro Medicus8959433
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Intuitive Surgical8959398
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Insulet8959397
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Waystar Holding8959432
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220776 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220776 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220776 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220776 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000220776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222117 | Bloom Energy8959444
Holdings [Line Items]
Percent of Total Investments	7.90%
C000222117 | Samsung SDI8959481
Holdings [Line Items]
Percent of Total Investments	7.00%
C000222117 | Nextpower8959455
Holdings [Line Items]
Percent of Total Investments	6.60%
C000222117 | First Solar8959449
Holdings [Line Items]
Percent of Total Investments	6.60%
C000222117 | Vestas Wind Systems8959468
Holdings [Line Items]
Percent of Total Investments	6.30%
C000222117 | QuantumScape8959458
Holdings [Line Items]
Percent of Total Investments	5.10%
C000222117 | Nordex8959465
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222117 | Nibe Industrier8959483
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222117 | Eos Energy Enterprises8959447
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222117 | China Everbright Environment Group8959473
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222117 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222117 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222117 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222117 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222117 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222117 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222117 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222117 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222117 | China
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222117 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000222117 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222117 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222332 | Equinix8959529
Holdings [Line Items]
Percent of Total Investments	10.80%
C000222332 | Digital Realty Trust8959527
Holdings [Line Items]
Percent of Total Investments	10.10%
C000222332 | American Tower8959520
Holdings [Line Items]
Percent of Total Investments	9.00%
C000222332 | Applied Digital8959522
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222332 | Crown Castle8959525
Holdings [Line Items]
Percent of Total Investments	7.30%
C000222332 | Winbond Electronics8959508
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222332 | U.S. Treasury Bill8959516
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222332 | Keppel DC REIT8959504
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222332 | NEXTDC8959496
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222332 | GDS Holdings8959512
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222332 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222332 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222332 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222332 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222332 | China
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000222332 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000222332 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226290 | Ferguson Enterprises8959606
Holdings [Line Items]
Percent of Total Investments	8.80%
C000226290 | Pentair PLC8959619
Holdings [Line Items]
Percent of Total Investments	8.10%
C000226290 | Xylem8959627
Holdings [Line Items]
Percent of Total Investments	8.10%
C000226290 | American Water Works8959592
Holdings [Line Items]
Percent of Total Investments	7.30%
C000226290 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP8959632
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226290 | Advanced Drainage Systems8959588
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226290 | United Utilities Group PLC8959648
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226290 | Severn Trent PLC8959645
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226290 | Core & Main8959600
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226290 | Essential Utilities8959604
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226290 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226290 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000226290 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226290 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000226290 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226290 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228454 | Kubota8959720
Holdings [Line Items]
Percent of Total Investments	12.50%
C000228454 | Corteva8959685
Holdings [Line Items]
Percent of Total Investments	12.30%
C000228454 | Nutrien8959698
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228454 | Deere8959687
Holdings [Line Items]
Percent of Total Investments	11.60%
C000228454 | FMC8959689
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228454 | Hebei Yangyuan Zhihui Beverage8959712
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228454 | AGCO8959673
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228454 | Yuan Longping High-tech Agriculture8959716
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228454 | Sprouts Farmers Market8959700
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228454 | CNH Industrial8959683
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228454 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228454 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000228454 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228454 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000228454 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228454 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000228454 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228454 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228456 | Coinbase Global8959765
Holdings [Line Items]
Percent of Total Investments	12.00%
C000228456 | Iris Energy8959771
Holdings [Line Items]
Percent of Total Investments	11.90%
C000228456 | BitMine Immersion Technologies8959752
Holdings [Line Items]
Percent of Total Investments	10.70%
C000228456 | Applied Digital8959738
Holdings [Line Items]
Percent of Total Investments	7.60%
C000228456 | Cipher Mining8959762
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228456 | TeraWulf8959786
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228456 | Hut 88959793
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228456 | Bitfarms8959788
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228456 | Cleanspark8959764
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228456 | Riot Platforms8959781
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228456 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000228456 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228456 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228456 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228456 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228456 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000228456 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228456 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228457 | Bloom Energy8959817
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228457 | Doosan Fuel Cell8959848
Holdings [Line Items]
Percent of Total Investments	11.30%
C000228457 | Plug Power8959826
Holdings [Line Items]
Percent of Total Investments	10.70%
C000228457 | Ballard Power Systems8959814
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228457 | Jiangsu Guofu Hydrogen Energy Equipment8959840
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228457 | ITM Power PLC8959834
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228457 | Ceres Power Holdings PLC8959832
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228457 | PowerCell Sweden8959862
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228457 | NEL8959859
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228457 | FuelCell Energy8959822
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228457 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000228457 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228457 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228457 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000228457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000228457 | China
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228457 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228457 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000228457 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228457 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243865 | Palantir Technologies8960548
Holdings [Line Items]
Percent of Total Investments	8.20%
C000243865 | RTX8960551
Holdings [Line Items]
Percent of Total Investments	8.20%
C000243865 | General Dynamics8960522
Holdings [Line Items]
Percent of Total Investments	8.20%
C000243865 | Lockheed Martin8960535
Holdings [Line Items]
Percent of Total Investments	7.90%
C000243865 | Rheinmetall8960567
Holdings [Line Items]
Percent of Total Investments	7.10%
C000243865 | Northrop Grumman8960543
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243865 | L3Harris Technologies8960531
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243865 | Leidos Holdings8960533
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243865 | Thales8960572
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243865 | BAE Systems PLC8960575
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243865 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243865 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243865 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243865 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243865 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000243865 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243865 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243865 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243865 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249893 | ArcelorMittal8960717
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249893 | Holcim8960571
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Prysmian8960671
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Heidelberg Materials8960574
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Ferrovial8960584
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Vinci8960594
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Cemex8960736
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Canadian Pacific Kansas City8960569
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Shin-Etsu Chemical8960691
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Nippon Steel8960687
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249893 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249893 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000249893 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249893 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249893 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249893 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249893 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249893 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249893 | India
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000263974 | Broadcom8961157
Holdings [Line Items]
Percent of Total Investments	11.20%
C000263974 | U.S. Treasury Bill8961147
Holdings [Line Items]
Percent of Total Investments	10.10%
C000263974 | Taiwan Semiconductor Manufacturing8961220
Holdings [Line Items]
Percent of Total Investments	9.90%
C000263974 | ASML Holding8961218
Holdings [Line Items]
Percent of Total Investments	9.90%
C000263974 | NVIDIA8961186
Holdings [Line Items]
Percent of Total Investments	9.30%
C000263974 | Intel8961172
Holdings [Line Items]
Percent of Total Investments	5.00%
C000263974 | Arista Networks8961154
Holdings [Line Items]
Percent of Total Investments	4.50%
C000263974 | Micron Technology8961178
Holdings [Line Items]
Percent of Total Investments	4.40%
C000263974 | QUALCOMM8961188
Holdings [Line Items]
Percent of Total Investments	4.30%
C000263974 | ARM Holdings PLC8961217
Holdings [Line Items]
Percent of Total Investments	4.30%
C000263974 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000263974 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263974 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000263974 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000263974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.90%